Segment Information and Revenue from Significant Customers - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,263,882	$ 1,250,059	$ 1,245,849	$ 1,245,199	$ 1,242,564	$ 1,235,962	$ 1,223,304	$ 1,185,720	$ 5,004,989	$ 4,887,550	$ 4,576,697
North America (mainly United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									3,325,967	3,306,988	3,100,038
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									726,226	703,141	582,192
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									$ 952,796	$ 877,421	$ 894,467